Consolidated Statements of Shareholders’ Equity - GBP (£)	Total	Conversion of promissory notes inclusive of accrued interest Related Party	Conversion of promissory notes inclusive of accrued interest Nonrelated Party	Conversion of promissory notes exclusive of accrued interest Related Party	Conversion of promissory notes exclusive of accrued interest Nonrelated Party	Class A - Ordinary Shares	Class B - Ordinary Shares	Ordinary Shares	Ordinary Shares Class A - Ordinary Shares	Ordinary Shares Class A - Ordinary Shares Conversion of promissory notes inclusive of accrued interest Related Party	Ordinary Shares Class A - Ordinary Shares Conversion of promissory notes inclusive of accrued interest Nonrelated Party	Ordinary Shares Class A - Ordinary Shares Conversion of promissory notes exclusive of accrued interest Related Party	Ordinary Shares Class A - Ordinary Shares Conversion of promissory notes exclusive of accrued interest Nonrelated Party	Ordinary Shares Class B - Ordinary Shares	Accumulated Deficit
Balance at beginning of period at Dec. 31, 2023	£ 5,210,467							£ 77,571,230	£ 77,571,230					£ 0	£ (72,360,763)
Balance at beginning of period (in shares) at Dec. 31, 2023									7,180,510					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation								2,425,735
Net loss	(5,094,279)														(5,094,279)
Balance at end of period at Jun. 30, 2024								80,034,965							(77,459,042)
Balance at beginning of period at Dec. 31, 2023	5,210,467							77,571,230	£ 77,571,230					£ 0	(72,360,763)
Balance at beginning of period (in shares) at Dec. 31, 2023									7,180,510					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares in exchange for cash (in shares)									3,125
Issuance of ordinary shares in exchange for cash	60,750								£ 60,750
Conversion of promissory notes (in shares)									802,082
Conversion of promissory notes	8,633,600								£ 8,633,600
Share-based compensation	5,842,540							5,842,540	5,842,540
Net loss	(12,321,751)														(12,321,751)
Balance at end of period at Dec. 31, 2024	7,425,606							92,108,120	£ 92,108,120					£ 0	(84,682,514)
Balance at end of period (in shares) at Dec. 31, 2024						7,985,717	0		7,985,717					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation								2,366,292
Net loss	(4,036,268)														(4,036,268)
Balance at end of period at Jun. 30, 2025								92,441,726							(88,718,782)
Balance at beginning of period at Dec. 31, 2024	7,425,606							£ 92,108,120	£ 92,108,120					£ 0	(84,682,514)
Balance at beginning of period (in shares) at Dec. 31, 2024						7,985,717	0		7,985,717					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares in exchange for marketing services, related party (in shares)									22,725
Issuance of ordinary shares in exchange for marketing services, related party	390,298								£ 390,298
Conversion of promissory notes (in shares)										1,531,849	1,267,683	4,612	151,197
Conversion of promissory notes		£ 3,132,084	£ 2,591,962	£ 25,000	£ 993,000					£ 3,132,084	£ 2,591,962	£ 25,000	£ 993,000
Share-based compensation	54,707,624								54,707,624
Net loss	(63,313,440)														(63,313,440)
Balance at end of period at Dec. 31, 2025	£ 5,952,134								£ 153,948,088					£ 0	£ (147,995,954)
Balance at end of period (in shares) at Dec. 31, 2025						10,963,783	0		10,963,783					0